EQUITY-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014 Restricted stock and RSUs	Sep. 30, 2014 Stock options	Sep. 30, 2014 Stock options	Sep. 30, 2014 Hiring process Restricted stock and RSUs	Sep. 30, 2014 Hiring process Restricted stock and RSUs	Sep. 30, 2014 Hiring process Restricted stock and RSUs Minimum	Sep. 30, 2014 Hiring process Restricted stock and RSUs Maximum
Equity-based compensation
Award issued (in shares)				2,477,272		3,501,881		2,477,272
Vesting period						5 years			4 years	5 years
Compensation expenses	$ 48,539	$ 41,224	$ 24,371		$ 1,094	$ 2,046	$ 4,509	$ 7,835
Number of shares
Granted (in shares)				2,477,272		3,501,881		2,477,272
Forfeited (in shares)				(56,642)
Vested (in shares)				(9,190)
Unvested Balance at the end of the period (in shares)				2,411,440
Weighted Average Grant Date Fair Value
Granted (in dollars per share)				$ 26.08
Forfeited (in dollars per share)				$ 25.00
Vested (in dollars per share)				$ 28.02
Unvested Balance at the end of the period (in dollars per share)				$ 26.10
Total compensation expense not yet recognized	$ 95,609			$ 46,499	$ 17,165	$ 17,165
Forfeiture rate (as a percent)				3.00%		3.00%
Weighted average period to recognize compensation expense				3 years 2 months 12 days		4 years 1 month 6 days
Assumptions used to estimates fair value
Expected life (in years)						6 years
Weighted-average risk free interest rate (as a percent)						1.91%
Expected volatility (as a percent)						35.00%
Dividend yield (as a percent)						2.72%
Weighted - average fair value at grant date						$ 6.70
Number Outstanding
Granted (in shares)						3,501,881
Forfeiture or expirations (in shares)						(130,975)
Outstanding at the end of the period (in shares)					3,370,906	3,370,906
Weighted-Average Exercise Price Per Share
Granted (in dollars per share)						$ 25.00
Exercise (in dollars per share)						$ 25.00
Forfeiture or expirations (in dollars per share)						$ 25.00
Outstanding at the end of the period (in dollars per share)					$ 25.00	$ 25.00